Provisions for contingencies	12 Months Ended
Jun. 30, 2023
Other provisions, contingent liabilities and contingent assets [Abstract]
Provisions for contingencies	Provisions for contingencies
Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are reviewed and adjusted to reflect management’s best estimate at the reporting dates.
Probable losses
The balance of probable losses from civil, tax and labor contingencies recognized by the Group was $8,845 and $2,966 respectively as of June 30, 2023 and June 30, 2022.
Possible losses
The Group is a party to various proceedings involving tax, environmental and civil matters that were assessed by management, under advice of legal counsel, as possibly leading to losses. Possible losses from contingencies amounted to $77,724 and $11,600 as of June 30, 2023 and June 30, 2022, respectively.